Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 13,644	Royalties	UNITED STATES	snj:US-CO	U.S. Federal Government [Member]	DJ Basin [Member]	Oil And Natural Gas [Member]	Well
#: 2
	65,117	Royalties	UNITED STATES	snj:US-NM	U.S. Federal Government [Member]	Permian Basin [Member]	Oil And Natural Gas [Member]	Well
#: 3
	$ 133	Royalties	UNITED STATES	snj:US-UT	U.S. Federal Government [Member]	Uinta Basin [Member]	Oil And Natural Gas [Member]	Well